Condensed Balance Sheet (Parenthetical)	May 28, 2021 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A [Member]
Shares subject to possible redemption	23,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	23,715,500
Common stock, shares outstanding	715,500
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares issued	5,750,000
Common stock, shares outstanding	5,750,000